Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000217028 | United States Treasury Bill, 4.5262, 2024-12-19
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000217028 | United States Treasury Bill, 4.5038, 2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000217028 | United States Treasury Bill, 4.4758, 2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217028 | United States Treasury Bill, 4.6331, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217028 | United States Treasury Bill, 4.5271, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217028 | United States Treasury Bill, 4.4746, 2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217028 | United States Treasury Bill, 4.6816, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217028 | United States Treasury Bill, 4.4874, 2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217028 | United States Treasury Bill, 4.4733, 2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217028 | United States Treasury Bill, 4.6949, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217028 | SPXWP5100_20241104_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217028 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217028 | 912797MZ7U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000217028 | Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217028 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217028 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000217027 | United States Treasury Bill, 4.5262, 2024-12-19
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000217027 | United States Treasury Bill, 4.5038, 2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000217027 | United States Treasury Bill, 4.4758, 2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217027 | United States Treasury Bill, 4.6331, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217027 | United States Treasury Bill, 4.5271, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217027 | United States Treasury Bill, 4.4746, 2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217027 | United States Treasury Bill, 4.6816, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217027 | United States Treasury Bill, 4.4874, 2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217027 | United States Treasury Bill, 4.4733, 2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217027 | United States Treasury Bill, 4.6949, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217027 | SPXWP5100_20241104_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217027 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217027 | 912797MZ7U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000217027 | Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217027 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217027 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	94.80%